Net revenues (Tables)	6 Months Ended
Jun. 30, 2020
Analysis of income and expense [abstract]
Disclosure Of Revenue By Type [Table Text Block]	Net revenues were as follows:

	Three months ended June 30,		Six months ended June 30,
	2020	2019	2020	2019
	(€ million)
Revenues from:
Sales of goods	€10,946	€25,442	€30,389	€48,686
Services provided	567	989	1,467	1,924
Construction contract revenues	104	174	210	347
Lease installments from assets sold with a buy-back commitment	51	86	129	163
Interest income of financial services activities	39	50	79	102
Total Net revenues	€11,707	€26,741	€32,274	€51,222

Information about relationship between disclosure of disaggregated revenue from contracts with customers and revenue information for reportable segments [text block]

	Mass-Market Vehicles
Three months ended June 30, 2020	North America	LATAM	APAC	EMEA	Maserati	Other activities	Total
	(€ million)
Revenues from:
Sales of goods	€7,825	€433	€399	€2,060	€168	€61	€10,946
Services provided	363	27	3	114	15	45	567
Construction contract revenues	—	—	—	—	—	104	104
Revenues from goods and services	8,188	460	402	2,174	183	210	11,617

Lease installments from assets sold with a buy-back commitment	19	—	—	32	—	—	51
Interest income from financial services activities	—	16	14	8	1	—	39
Total Net revenues	€8,207	€476	€416	€2,214	€184	€210	€11,707

	Mass-Market Vehicles
Three months ended June 30, 2019	North America	LATAM	APAC	EMEA	Maserati	Other activities	Total
	(€ million)
Revenues from:
Sales of goods	€17,013	€1,947	€726	€5,244	€338	€174	€25,442
Services provided	577	81	6	247	3	75	989
Construction contract revenues	—	—	—	—	—	174	174
Revenues from goods and services	17,590	2,028	732	5,491	341	423	26,605

Lease installments from assets sold with a buy-back commitment	36	—	—	50	—	—	86
Interest income from financial services activities	—	31	16	3	—	—	50
Total Net revenues	€17,626	€2,059	€748	€5,544	€341	€423	€26,741

	Mass-Market Vehicles
Six months ended June 30, 2020	North America	LATAM	APAC	EMEA	Maserati	Other activities	Total
	(€ million)
Revenues from:
Sales of goods	€21,766	€1,680	€837	€5,510	€411	€185	€30,389
Services provided	937	78	6	320	24	102	1,467
Construction contract revenues	—	—	—	—	—	210	210
Revenues from goods and services	22,703	1,758	843	5,830	435	497	32,066

Lease installments from assets sold with a buy-back commitment	41	—	—	88	—	—	129
Interest income from financial services activities	—	38	29	11	1	—	79
Total Net revenues	€22,744	€1,796	€872	€5,929	€436	€497	€32,274

	Mass-Market Vehicles
Six months ended June 30, 2019	North America	LATAM	APAC	EMEA	Maserati	Other activities	Total
	(€ million)
Revenues from:
Sales of goods	€32,469	€3,775	€1,286	€10,017	€796	€343	€48,686
Services provided	1,146	142	11	470	13	142	1,924
Construction contract revenues	—	—	—	—	—	347	347
Revenues from goods and services	33,615	3,917	1,297	10,487	809	832	50,957

Lease installments from assets sold with a buy-back commitment	64	—	—	99	—	—	163
Interest income from financial services activities	—	60	32	10	—	—	102
Total Net revenues	€33,679	€3,977	€1,329	€10,596	€809	€832	€51,222